Employees - Schedule of Fair Value of Plans Assets, which are Reported Net of Fund Liabilities that are not Employee Benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [Line Items]
Total plan assets	€ 22,361	€ 21,162
Equities total	8,323	8,133
Fixed income total	9,664	10,282
Private equity	493	634
Property and real estate	1,467	1,461
Hedge funds	970	1,171
Other	1,164	591
Other plans	312	336
Derivatives	(32)	(1,446)
Government Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	4,417	5,326
Investment Grade Corporate Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	3,060	2,927
Other fixed income [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	2,187	2,029
Europe [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	2,390	2,197
North America [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	3,830	3,829
Other Countries [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	2,103	2,107
United Kingdom [member]
Disclosure of fair value of plan assets [Line Items]
Total plan assets	11,038	9,963
Equities total	4,538	4,418
Fixed income total	4,210	4,727
Private equity	401	504
Property and real estate	810	830
Hedge funds	673	687
Other	463	246
Derivatives	(57)	(1,449)
United Kingdom [member] | Government Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	2,162	2,774
United Kingdom [member] | Investment Grade Corporate Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	1,368	1,361
United Kingdom [member] | Other fixed income [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	680	592
United Kingdom [member] | Europe [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	1,093	1,065
United Kingdom [member] | North America [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	2,320	2,266
United Kingdom [member] | Other Countries [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	1,125	1,087
Netherlands [member]
Disclosure of fair value of plan assets [Line Items]
Total plan assets	5,357	5,116
Equities total	1,876	1,831
Fixed income total	2,500	2,665
Private equity	89	124
Property and real estate	411	410
Hedge funds		3
Other	427	63
Derivatives	54	20
Netherlands [member] | Government Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	879	1,114
Netherlands [member] | Investment Grade Corporate Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	485	438
Netherlands [member] | Other fixed income [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	1,136	1,113
Netherlands [member] | Europe [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	703	623
Netherlands [member] | North America [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	668	698
Netherlands [member] | Other Countries [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	505	510
Rest of World [member]
Disclosure of fair value of plan assets [Line Items]
Total plan assets	5,966	6,083
Equities total	1,909	1,884
Fixed income total	2,954	2,890
Private equity	3	6
Property and real estate	246	221
Hedge funds	297	481
Other	274	282
Other plans	312	336
Derivatives	(29)	(17)
Rest of World [member] | Government Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	1,376	1,438
Rest of World [member] | Investment Grade Corporate Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	1,207	1,128
Rest of World [member] | Other fixed income [member]
Disclosure of fair value of plan assets [Line Items]
Fixed income total	371	324
Rest of World [member] | Europe [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	594	509
Rest of World [member] | North America [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	842	865
Rest of World [member] | Other Countries [member]
Disclosure of fair value of plan assets [Line Items]
Equities total	€ 473	€ 510